Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

Effective June 2, 2021, the Company and Hankey Capital entered into a Note Purchase Agreement pursuant to which Hankey Capital will provide a credit facility to the Company of $700,000 to be drawn down upon notice to Hankey Capital.

Effective June 7, 2021, our Board of Directors approved a 1-for-2.5 reverse split of our outstanding shares of common stock. Holders of a majority of our shares of common stock have provided their consent for such reverse stock split. We intend to implement such reverse stock split upon receiving regulatory approval for such action, and concurrently with the completion of the public offering.

From March 31, 2021 through June 11, 2021, the Company has drawn an additional $178,064 against the Second credit facility and $273,167 of the Third credit facility.

11. Subsequent Events Since December 31, 2020, the Company has drawn a total of $75,697 against the Second credit facility.